Acquisition of Properties	6 Months Ended
Dec. 31, 2013
Acquisition of Properties
Acquisition of Properties

Note B — Acquisition of Properties

Acquisition of Properties from Gastar

On October 2, 2013, the Company consummated the transactions contemplated by the Purchase and Sale Agreement dated as of April 19, 2013 (the “Gastar Agreement”) with Gastar Exploration Texas, LP (“Gastar”) and Gastar Exploration USA, Inc.  Pursuant to the Gastar Agreement, the Company acquired proved reserves, oil & natural gas production and undeveloped leasehold interests in Leon and Robertson Counties, Texas.  The acquired properties include approximately 17,400 net acres of leasehold interests.  The acquisition price paid by the Company at closing was $39,118,830, following various adjustments set forth in the Gastar Agreement, and net of the various deposits paid prior to the closing date.

Acquisition of Properties from Navasota

On September 27, 2013, the Company entered into a Purchase and Sale Agreement (the “Navasota Agreement”) with Navasota Resources Ltd., LLP (“Navasota”).  On October 2, 2013, pursuant to the Navasota Agreement, the Company acquired proved reserves, oil & natural gas production and undeveloped leasehold interests in Leon and Robertson Counties, Texas.  The leasehold interests acquired from Navasota generally consist of additional fractional interests in the properties acquired pursuant to the Gastar Agreement, comprising approximately 6,400 net acres.  The acquisition price paid by the Company was $19,400,000, prior to certain post-closing adjustments.

Acquisition of Properties from Tauren

The Company entered into and consummated the transactions contemplated by a Purchase and Sale Agreement dated as of October 2, 2013 (the “Tauren Agreement”) with Tauren Exploration, Inc. (“Tauren”), an entity controlled by Calvin A. Wallen, III, the Chairman of the Board, President and Chief Executive Officer of the Company.  Pursuant to the Tauren Agreement, the Company acquired well bores, proved reserves, oil & natural gas production and undeveloped leasehold interests in the Cotton Valley formation in DeSoto and Caddo Parishes, Louisiana.  The acquired properties include approximately 5,600 net acres of leasehold interests.  The acquisition price paid by the Company was $4,000,000 in cash and 2,000 shares of the Company’s Series B Convertible Preferred Stock with an aggregate fair market value of $708,000 and a stated value of $2,000,000.  The Tauren Agreement was unanimously approved by the Company’s board of directors, excluding Mr. Wallen.  In addition, the Company obtained an opinion from Blackbriar Advisors, LLC, which concluded that the terms of the Tauren Agreement were fair, from a financial perspective, to the Company. This transaction resulted in a $22,238,000 bargain purchase gain for the Company that was recorded in the statement of operations for the quarter ended December 31, 2013.

		Gastar Acquired	Navasota Acquired	Tauren Acquired
Purchase Price Allocation - ($000’s)	Total	Properties	Properties	Properties
Assets acquired:
Unproved oil and natural gas properties	$7,101	$6,029	$1,072	$—
Proved developed and undeveloped oil and natural gas properties	$87,873	$42,098	18,829	26,946
Liabilities assumed:
Asset retirement obligations	5,450	4,290	1,160	—
Net assets acquired	$89,524	$43,837	$18,741	$26,946

*Pro forma Results of Operations

	Six Months		Three Months
	Ended December 31,		Ended December 31,
	2013	2012	2012
Oil and natural gas revenues	$9,784,896	$10,779,630	$5,189,674
Net income (loss)	$6,523,733	$3,222,422	$2,382,030
Basic earnings (loss) per share	$0.08	$0.04	$0.03
Diluted earnings (loss) per share	$0.05	$0.04	$0.03

* Pro forma Results of Operations include direct revenues and expenses from all acquired properties (i.e. Gastar, Navasota and Tauren), and revenues and net loss for Cubic during the respective periods.

The Company utilized relevant market assumptions to determine fair value and allocate the purchase price, such as future commodity prices, projections of estimated natural gas and oil reserves, expectations for future development and operating costs, projections of future rates of production, expected recovery rates and market multiples for similar transactions. The Company’s assessment of the fair value of the properties acquired from Tauren, along with consideration of data prepared by a third party, resulted in a fair market valuation of $26,946,000. As a result of incorporating the valuation information into the purchase price allocation, a bargain purchase gain of $22,238,000 was recognized. Because the fair market value of the acquired properties was determined to be in excess of the consideration paid, in accordance with the provisions of ASC 805-30-25-4, the Company reassessed whether it had fully identified all of the assets and liabilities obtained in the acquisition.  Further, it instructed certain of its advisors to do the same.  As part of its reassessment, the Company also reevaluated the consideration transferred and whether there were any non-controlling interests in the acquired property.  No additional assets or liabilities were identified.  The consideration transferred consisted of cash and preferred stock; no additional consideration was given, including any such consideration as contemplated by ASC 805-30-30-7.  The Company had a valuation of the preferred stock performed by our advisors.  It revisited the terms, assumptions and conditions used in that valuation and found that the preferred stock was appropriately valued.  The Company also determined that there were no non-controlling interests in the acquired property. The bargain purchase gain was primarily attributable to the non-strategic nature of the divestiture to the seller, coupled with favorable economic trends in the industry and the geographic region in which the acquired properties are located. The Company believes the estimates used in the fair market valuation and purchase price allocation are reasonable and that the significant effects of the acquisition are properly reflected.